Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings
Beginning balance at Dec. 31, 2020	$ 2,311,786	$ 239,148	$ 1,702,549	$ 935	$ (7,456)	$ (164,104)	$ 540,714
Profit (loss) for the period	(338,777)						(338,777)
Total other comprehensive income / (expense)	11,774			(482)	9,852		2,404
Total comprehensive income (expense) for the period	(327,003)			(482)	9,852		(336,373)
Transactions with owners of the company
Dividends recognised as distributions to owners	(24,201)						(24,201)
Total transactions with owners	(24,201)						(24,201)
Ending balance at Dec. 31, 2021	1,960,582	239,148	1,702,549	453	2,396	(164,104)	180,140
Profit (loss) for the period	203,251						203,251
Total other comprehensive income / (expense)	31,281			(477)	30,657		1,101
Total comprehensive income (expense) for the period	234,532			(477)	30,657		204,352
Transactions with owners of the company
Dividends recognised as distributions to owners	(24,213)		(24,213)
Treasury shares delivered in respect of share-based payment plans (Note 15)	1,080					1,080
Equity-settled share-based payment (Note 24)	1,484						1,484
Total transactions with owners	(21,649)		(24,213)			1,080	1,484
Ending balance at Dec. 31, 2022	2,173,465	239,148	1,678,336	(24)	33,053	(163,024)	385,976
Profit (loss) for the period	858,027						858,027
Total other comprehensive income / (expense)	(31,770)			259	(31,913)		(116)
Total comprehensive income (expense) for the period	826,257			259	(31,913)		857,911
Transactions with owners of the company
Dividends recognised as distributions to owners	(646,294)		(211,807)				(434,487)
Treasury shares delivered in respect of share-based payment plans (Note 15)	5,429					5,429
Equity-settled share-based payment (Note 24)	(1,484)						(1,484)
Total transactions with owners	(642,349)		(211,807)			5,429	(435,971)
Ending balance at Dec. 31, 2023	$ 2,357,373	$ 239,148	$ 1,466,529	$ 235	$ 1,140	$ (157,595)	$ 807,916